Trade receivables and other current assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and other current assets	Trade receivables and other current assets
Accounting policies for trade receivables and other current assets are described in Note 14.

8.1 Trade receivables

	As of December 31,
(in thousands of euros)	2023	2022
Trade receivables	905	101
Trade receivables	905	101
The €0.9 million trade receivables balance as of December 31, 2023 mainly relates to the customer balance that includes the first invoices for €0.5 million issued in December 2023 to Janssen under the Master Service Agreement (MSA) signed on December 22, 2023, and the supply and recharge invoices issued to LianBio for €0.3 million, in accordance with the supply and ‘GTCA’ agreements signed with the Company in 2022 and 2023. See Notes 4.1 and 4.2 for more details.
The €101 thousand trade receivables balance as of December 31, 2022 exclusively relates to NBTXR3 products delivered to LianBio according to the supply agreement signed in May 2022, invoiced but not paid yet at December 31, 2022.

	As of December 31,
(in thousands of euros)	2023	2022
Due in 3 months or less	905	101
Due between 3 and 6 months		—
Due between 6 and 12 months		—
Due after more than 12 months		—
Trade receivables	905	101

8.2 Other current assets
Other current assets break down as follows:

	As of December 31,
(in thousands of euros)	2023	2022
Research tax credit receivable	3,939	4,091
VAT receivable	1,171	1,055
Prepaid expenses	2,560	2,981
Other receivables	1,418	2,741
Other current assets	9,088	10,868
Prepaid expenses
As of December 31, 2023, the €2.6 million in prepaid expenses primarily relates to research agreements with MD Anderson for €1.2 million, compared to €1.5 million on December 31, 2022 (see Note 4.5 - Collaboration Agreement with MD Anderson), €1.1 million relates to invoices received for third-party services after the closing period, mainly relating to IT, insurance, and other invoices associated with annual administrative contracts, and €0.2 million relates to a prepayment for the purchases of clinical products not yet consumed to date.
Other receivables
Other receivables decreased by €1.3 million, primarily due to a decrease in advance payments made to suppliers. These payments amounted to 1.1 million euros on December 31, 2023, compared to 2.7 million euros on December 31, 2022. The change in advance payments is consistent with the allocation of invoices received for the fiscal year 2023.

Research tax credit receivable
The Company receives research tax credit (Crédit d’Impôt Recherche, or ‘‘CIR’’) from the French tax authorities. See Note 15 for additional details on the CIR research tax credit.
The research tax credit for 2023 was €4.0 million (€3.8 million for Nanobiotix S.A. and €0.2 million for Curadigm SAS), while the amount for 2022 was €4.1 million (€3.9 million for Nanobiotix S.A. and €0.2 million for Curadigm SAS).
The 2021 research tax credit was received by the Company in December 2022, and the 2022 research tax credit was received by the Company in November 2023.
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2021	2,490
Receipt of 2021 research tax credit – Nanobiotix SA	(2,272)
Receipt of 2021 research tax credit – Curadigm SAS	(218)
2022 research tax credit – Nanobiotix SA	3,884
2022 research tax credit – Curadigm SAS	207
Receivable as of December 31, 2022	4,091
Receipt of 2022 research tax credit – Nanobiotix SA	(3,884)
Receipt of 2022 research tax credit – Curadigm SAS	(207)
2023 research tax credit – Nanobiotix SA	3,762
2023 research tax credit – Curadigm SAS	177
Receivable as of December 31, 2023	3,939
8.3 Contract assets - Current

	As of December 31,
(in thousands of euros)	2023	2022
Contract assets - Current	2,062	—
Contract assets - Current	2,062	—
The current balance of contract assets, amounting to €2.1 million as of December 31, 2023, is associated with revenue recognized from the first milestone under IFRS 15 following the Janssen Agreement.